Financial Risk Management - Additional Information (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	R$ 102,569	R$ 83,449	R$ 3,896	R$ 11,713
One Day [Member]
Disclosure of detailed information about financial instruments [line items]
Value at risk, percent	0.16%
Value at risk	R$ 2,260
Confidence level used to determine risk adjustment for non-financial risk	95.00%
Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Value at risk, percent	0.23%
Value at risk	R$ 3,310
Confidence level used to determine risk adjustment for non-financial risk	99.00%